SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) Per Ordinary Share (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Numerator: Earnings allocable to Ordinary shares subject to possible redemption [Abstract]
Interest income	$ 1,721,223	$ 2,110,990
Unrealized gain on investments held in Trust Account	106,750	4,420
Net income	$ 1,827,973	$ 2,115,410
Denominator: Weighted Average Ordinary shares subject to possible redemption [Abstract]
Basic and diluted weighted average shares outstanding (in shares)	23,754,184	23,699,368
Basic and diluted net income per share (in dollars per share)	$ 0.08	$ 0.09
Numerator: Net Loss minus Net Earnings [Abstract]
Net loss	$ 1,618,159	$ (1,601,521)
Net loss allocable to Ordinary shares subject to possible redemption	(1,827,973)	(2,115,410)
Non-Redeemable Net Loss	$ (209,814)	$ (3,716,931)
Denominator: Weighted Average Non-Redeemable Ordinary Shares [Abstract]
Basic and diluted weighted average shares outstanding (in shares)	7,111,079	7,550,632
Basic and diluted net loss per share (in dollars per share)	$ (0.03)	$ (0.49)
Class A Ordinary Shares [Member]
Net Loss per Ordinary Share [Abstract]
Shares excluded in calculation of diluted loss per share (in shares)	19,500,000	19,500,000